OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities
OTHER LIABILITIES

NOTE 21

OTHER LIABILITIES

The other liabilities line item is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Accounts and notes payable	196,965	154,159
Unearned income	601	509
Guarantees received (margin accounts) (1)	408,313	480,926
Notes payable through brokerage and simultaneous transactions	17,799	27,745
Other payable obligations (2)	58,921	80,100
Withheld VAT	1,887	1,964
Other liabilities (3)	60,877	50,382

Total	745,363	795,785

(1)	Guarantee deposits (margin accounts) collaterals associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result the the Bank deliver or receive collateral.

(2)	Other payable obligations mainly relates to settlement of derivatives and other financial transactions derived from the operation of the Bank.

(3)	Other liabilities: mainly include reimbursement of insurance commissions.